FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 3, 2000

                                                       FILE NO. 33-83430
                                                       FILE NO. 811-8738

                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-lA

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

           Post-Effective Amendment No. 12              (X)

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No. 14                             (X)



                          Whitehall Funds Trust
             (Exact name of Registrant as Specified in Charter)

4400 Computer Drive
Westborough, Massachusetts  01581                   (617) 535-0526
(Address of Principal Executive Offices)    (Registrant's Telephone Number)


                                 PFPC Inc.
                             3200 Horizon Drive
                      King of Prussia, Pennsylvania 19406
                    (Name and Address of Agent for Service)


With a Copy to:
Steven R. Howard, Esq.
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York  10019



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It is proposed that this filing become effective (check appropriate box):

    immediately upon filing pursuant to Paragraph (b);
 X  on December 1, 2000 pursuant to Paragraph (b);
    60 days after filing pursuant to paragraph (a)(i);
    on (date) pursuant to Paragraph (a)(i);
    75 days after filing pursuant to paragraph (a)(ii); or on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following :

 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment



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                        EXPLANATORY COMMENT

This Post-Effective Amendment No. 12 to the Registration Statement of Whitehall Funds Trust (the "Trust") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 10 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on July 21, 2000.



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                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement under the Securities Act of 1933 and Amendment No. 14 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 2000.

                                       WHITEHALL FUNDS TRUST
                                       By: /s/ Joseph E. Breslin
                                          Joseph E. Breslin, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Whitehall Funds Trust has been signed below by the following persons in the capacities indicated on the 3rd day of November, 2000.

SIGNATURE                                         CAPACITY

/s/ Pierre de St. Phalle                          Trustee
Pierre de St. Phalle

/s/ George H. Stewart                      Chairman, Board of Trustees
George H. Stewart

/s/ Robert H. Dunker                              Trustee
Robert H. Dunker

/s/ Stephen V. R. Goodhue                         Trustee
Stephen V. R. Goodhue

/s/ Joseph E. Breslin                             President
Joseph E. Breslin

/s/ Michael C. Kardok                             Treasurer
Michael C. Kardok
(Principal Financial & Accounting Officer)